Schedule of Investments (unaudited)
May 31, 2025
iShares® MSCI Denmark ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Air Freight & Logistics — 9.7%
DSV A/S	94,161	$22,173,455
Banks — 10.4%
Danske Bank A/S	344,612	13,205,427
Jyske Bank A/S, Registered	37,708	3,543,042
Ringkjoebing Landbobank A/S	19,484	3,945,836
Sydbank A/S	47,547	3,178,984
		23,873,289
Beverages — 5.0%
Carlsberg A/S, Class B	55,044	7,879,105
Royal Unibrew A/S	42,729	3,550,116
		11,429,221
Biotechnology — 5.6%
Bavarian Nordic A/S(a)	98,067	2,585,554
Genmab A/S(a)	33,465	7,059,762
Zealand Pharma A/S(a)	45,009	3,128,629
		12,773,945
Building Products — 1.6%
Rockwool AS, Class B	78,233	3,712,332
Chemicals — 5.7%
Novonesis Novozymes B, Class B	184,243	12,981,813
Commercial Services & Supplies — 1.5%
ISS A/S	131,101	3,523,640
Construction & Engineering — 1.0%
Per Aarsleff Holding A/S	25,930	2,349,895
Electrical Equipment — 5.1%
NKT A/S(a)	45,064	3,861,937
Vestas Wind Systems A/S	490,929	7,764,167
		11,626,104
Food Products — 0.7%
Schouw & Co. A/S	19,417	1,725,977
Ground Transportation — 0.2%
NTG Nordic Transport Group A/S, Class A(a)	17,435	544,014
Health Care Equipment & Supplies — 5.5%
Ambu A/S, Class B	178,623	2,759,074
Coloplast A/S, Class B	68,527	6,662,235
Demant A/S(a)	79,178	3,109,617
		12,530,926
Household Durables — 1.0%
GN Store Nord A/S(a)(b)	152,638	2,241,746
Independent Power and Renewable Electricity Producers — 2.1%
Orsted A/S(a)(c)	114,788	4,717,384
Insurance — 3.5%
Alm Brand A/S	1,009,458	2,495,220
Tryg A/S	217,871	5,597,660
		8,092,880
IT Services — 1.1%
Netcompany Group A/S(a)(b)(c)	52,914	2,448,760
Life Sciences Tools & Services — 1.0%
Chemometec A/S	24,216	1,950,230
Security	Shares	Value
Life Sciences Tools & Services (continued)
Gubra AS(a)	7,889	$469,654
		2,419,884
Machinery — 1.2%
FLSmidth & Co. A/S	49,054	2,834,512
Marine Transportation — 4.7%
AP Moller - Maersk A/S, Class A	2,191	3,913,327
AP Moller - Maersk A/S, Class B, NVS(b)	2,784	5,043,619
D/S Norden A/S	32,267	980,142
DFDS A/S(a)	49,574	792,008
		10,729,096
Oil, Gas & Consumable Fuels — 0.6%
TORM PLC, Class A	76,547	1,280,444
Pharmaceuticals — 25.1%
ALK-Abello A/S(a)	121,554	3,294,787
H Lundbeck A/S	410,969	2,280,774
Novo Nordisk A/S, Class B	730,932	51,931,114
		57,506,675
Software — 0.2%
cBrain A/S(b)	18,916	487,728
Specialty Retail — 0.5%
Matas A/S	53,394	1,099,708
Textiles, Apparel & Luxury Goods — 3.7%
Pandora A/S	46,137	8,433,536
Tobacco — 0.4%
Scandinavian Tobacco Group A/S, Class A(c)	73,297	948,287
Total Long-Term Investments — 97.1% (Cost: $226,042,174)		222,485,251
Short-Term Securities
Money Market Funds — 4.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(d)(e)(f)	9,883,074	9,887,027
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	110,000	110,000
Total Short-Term Securities — 4.4% (Cost: $9,996,999)		9,997,027
Total Investments — 101.5% (Cost: $236,039,173)		232,482,278
Liabilities in Excess of Other Assets — (1.5)%		(3,432,068)
Net Assets — 100.0%		$229,050,210

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Denmark ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$5,139,059	$4,752,046 (a)	$—	$(2,642)	$(1,436)	$9,887,027	9,883,074	$30,521 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	120,000	—	(10,000)(a)	—	—	110,000	110,000	2,804	—
				$(2,642)	$(1,436)	$9,997,027		$33,325	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
OMX Copenhagen 25 Index	236	06/20/25	$6,336	$58,348
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$11,353,353	$211,131,898	$—	$222,485,251
Short-Term Securities
Money Market Funds	9,997,027	—	—	9,997,027
	$21,350,380	$211,131,898	$—	$232,482,278

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Denmark ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$58,348	$—	$58,348

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares